LEASES (Details) - Schedule of Maturities Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities Operating Lease Liabilities [Abstract]
2025	$ 165
2026	167
2027	172
2028	132
Total undiscounted lease payments	636
Less - imputed interest	110
Present value of lease liabilities	$ 526	$ 171